GENERAL	12 Months Ended
Dec. 31, 2017
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.          General:

NICE Ltd. and its subsidiaries (the "Company") is a global enterprise software leader providing solutions for the Customer Engagement and Financial Crime & Compliance markets. The Company’s solutions use advanced omnichannel analytics and automation based on an open cloud platform to improve customer experience as well as prevent financial crime.

The Company’s core mission is to empower organizations to act smarter and respond faster both to provide superior customer service and to prevent financial crime. The Company’s software is used by customer service organizations of enterprises of all sizes and verticals and by compliance and fraud prevention groups in financial institutions.

With an integrated cloud platform and advanced analytics solutions, the Company helps organizations understand their customers, engage their employees and improve their processes. Additionally, the Company helps them predict needs and identify risks to create an exceptional customer experience, prevent fraud and ensure compliance. These capabilities are enhanced through the utilization of advanced automation and artificial intelligence capabilities.

b.	Acquisitions:

1.	Acquisition of inContact:

On November 14, 2016, the Company completed the acquisition of all of the outstanding shares of inContact, Inc. ("inContact"), a leading provider of cloud contact center software and agent optimization tools, for a total consideration of $1,050,054. The acquisition enables the Company to offer a fully integrated and complete cloud contact center where companies can interact with customers.

Upon acquisition, inContact became a wholly-owned subsidiary of the Company. The acquisition was accounted for as a business combination. This method requires, among other things, that assets acquired and liabilities assumed in the business combination be recognized at their fair values as of the acquisition date.

The following table summarizes the components of the purchase consideration transferred:

Cash (*)	$1,039,028
Assumed options and restricted shares (**)	11,026

Total purchase consideration	$1,050,054

(*)
Includes cash consideration for the redemption of inContact's convertible bonds in an amount of $139,438 and for inContact's outstanding vested options and restricted shares as of acquisition date which were cancelled and converted into an amount of $25,366 in cash.

(**)
Pursuant to the merger agreement, the Company assumed or replaced all outstanding unvested options, Restricted Stock Awards ("RSAs") and Restricted Stock Units (“RSUs”) and converted them or replaced them with the Company’s options, RSAs and RSUs, as applicable, based on an agreed exchange ratio. Each assumed or replaced option, RSA and RSU is subject to the same terms and conditions, including vesting, exercisability and expiration, as originally applied to any such option, RSA and RSU immediately prior to the acquisition of inContact.

Out of the total estimated fair value of the replacement award, a portion was allocated to the purchase consideration and the remainder was allocated to future services and will be expensed over the remaining service period on an accelerated basis as share-based compensation. The fair value of replacement award was determined using a Black-Scholes-Merton valuation model with the following assumptions: expected life of 12-74 months, risk-free interest rate of 0.58%-1.22%, expected volatility of 21.05%-25.92% and no dividend yield.

The following table summarizes the fair values of the assets acquired and liabilities assumed:

Cash	$37,136
Short term investments	26,714
Trade receivables	40,667
Other receivables and prepaid expenses	10,235
Property and equipment	28,554
Identified intangibles	538,000
Goodwill	559,372

Total assets acquired	1,240,678

Trade payables	(16,337)
Accrued expenses and other liabilities	(22,802)
Deferred revenue	(3,967)
Deferred tax liabilities, net	(147,518)

Total liabilities assumed	(190,624)

Net assets acquired	$1,050,054

The following table presents details of the identified intangible assets acquired as of the date of the acquisition:

	Fair value	Estimated useful life (in years)

Trademarks	$36,400	2-8
Core technology	353,700	4-8
Customer relationships	147,900	5-7

Total	$538,000

Goodwill generated from this business combination is primarily attributable to synergies between the Company's and inContact's respective products and services. The goodwill is not deductible for income tax purposes.

inContact Inc. constituted approximately 4.2% of the Company's consolidated total assets as of December 31, 2016, and 1.2% attributed to the period from the date of acquisition of the Company's consolidated net income (excluding amortization of related acquired intangible assets) for the year then ended.

The following table presents the unaudited pro forma financial information for the years ended December 31, 2016 and 2015, as if the acquisition occurred on January 1, 2015:

	Year ended December 31
	2016	2015

Revenue	$1,237,329	$1,142,018
Net income	$31,195	$139,123

The unaudited pro forma financial information for the years ended December 31, 2016 and 2015 has been calculated after adjusting the Company's results and those of inContact to reflect the business combination accounting effects resulting from this acquisition as if the acquisition occurred as of January 1, 2015, including: (i) acquisition related transaction costs; (ii) amortization expense from acquired intangible assets; (iii) post acquisition share-based compensation expense; (iv) debt financing costs incurred for the issuance of a loan received as part of the acquisition financing; and (v) the associated tax effect of these unaudited pro forma adjustments. The pro forma financial information is for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of 2015.

The fair value of assets acquired and liabilities assumed from the acquisition of inContact was based on a preliminary valuation which has been finalized during 2017 as part of the measurement period (please refer also to note 8). In accordance with ASU 2015-16, measurement period adjustments determined to be material will be recognized in the period in which the Company determines the amounts, including the effect on earnings of any amounts it would have recorded in previous periods if the accounting had been completed at the acquisition date.

2.          Acquisition of Nexidia:

On March 22, 2016, the Company completed the acquisition of Nexidia Inc. ("Nexidia"), a provider of advanced customer analytics. The Company acquired Nexidia for a total consideration of $135,150. The acquisition of Nexidia allows the Company to offer a combined offering, featuring analytics capabilities with accuracy, scalability and performance, enabling organizations to expand their analytics usage in critical business use cases.

Upon acquisition, Nexidia became a wholly-owned subsidiary of the Company. The acquisition was accounted for as a business combination. This method requires, among other things, that assets acquired and liabilities assumed in the business combination be recognized at their fair values as of the acquisition date.

The following table summarizes the components of the purchase consideration transferred:

Cash	$134,501
Assumed options	649

Total purchase consideration	$135,150

The following table summarizes the fair values of the assets acquired and liabilities assumed:

Cash (net of loan payoff amount)	$1,879
Trade receivables	8,300
Other receivables and prepaid expenses	4,892
Property and equipment	2,774
Identified intangibles	63,400
Goodwill	75,647

Total assets acquired	156,892

Trade payables	(1,556)
Accrued expenses and other liabilities	(6,371)
Deferred revenue	(9,341)
Deferred tax liabilities, net	(4,474)

Total liabilities assumed	(21,742)

Net assets acquired	$135,150

The following table presents details of the identified intangible assets acquired as of the date of the acquisition:

	Fair value	Estimated useful life (in years)

Trademarks	$7,500	12
Technology	17,400	5
Customer backlog	10,900	1
Customer relationships	27,600	6

Total intangible assets	$63,400

Goodwill generated from this business combination is primarily attributable to synergies between the Company's and Nexidia's respective products and services. The goodwill is not deductible for income tax purposes.

The results of Nexidia operations have been included in the consolidated statements of income since March 22, 2016. Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company's consolidated statements of income.

3.          Acquisition of VPI:

On March 11, 2016, the Company completed the acquisition of Voiceprint International, Inc. ("VPI"), a provider of workforce optimization software and services for enterprises, contact centers, first responders and trading floors. The Company acquired VPI for total consideration of $21,720 in cash.

Upon acquisition, VPI became a wholly-owned subsidiary of the Company. The acquisition was accounted for as a business combination. This method requires, among other things, that assets acquired and liabilities assumed in a business combination be recognized at their fair values as of the acquisition date. The Company recorded customer relationships and goodwill in amount of $8,500 and $16,873, respectively. The estimated useful life of the customer relationships is 6 years.

Goodwill generated from this business combination is attributed to synergies between the Company's and VPI's respective products and services. The goodwill is not deductible for income tax purposes.

The results of VPI operations have been included in the consolidated financial statements since March 11, 2016. Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company's consolidated statement of income.

4.          Acquisitions in 2017:

During 2017 the Company acquired certain companies. These acquisitions were not individually or in aggregate significant. The financial results of the acquired companies are included in the Company’s consolidated financial statements from their respective acquisition dates, and the results from each of these companies were not individually material to the Company’s consolidated financial statements. In the aggregate, the total preliminary purchase price for these acquisitions was approximately $76,870 in cash. The Company preliminarily recorded $2,291 of net tangible liabilities and $51,015 of identifiable intangible assets, based on their estimated fair values, and $28,145 of residual goodwill. The preliminary fair value estimates for the assets acquired and liabilities assumed for these acquisitions completed during 2017 were based upon preliminary calculations and valuations, and the estimates and assumptions for these acquisitions are subject to change as the Company obtains additional information during the respective measurement periods (up to one year from the respective acquisition dates).

5.         Acquisitions related costs:

During 2017 and 2016 acquisition related costs amounted to $970 and $9,348 respectively, and were included in general and administrative expenses. During 2015, the Company did not record any acquisition related costs.

c.	Discontinued operations:

During 2015, the Company divested its Physical Security as well as its Cyber and Intelligence operations, which were a major part of the Security Solutions segment, to allow it to focus on its core markets as part of the execution of its long-term strategy.

In July 2015 the Company completed the sale of the Cyber and Intelligence operation to Elbit Systems for a total consideration of $151,583, comprised of $111,583 in cash and $40,000 earn out based on future business performance conditions, which were not met.

The Cyber and Intelligence operation offers solutions which provide law enforcement agencies, intelligence organizations and signal intelligence agencies with tools for generating intelligence from communications. The sale resulted in a capital gain of $101,847, which was presented as part of the net income on discontinued operations in the consolidated statements of income for the year ended December 31, 2015.

On September 18, 2015, the Company completed the sale of the Physical Security operation to Battery Ventures for a total consideration of $92,475, comprised of $74,551 in cash, note receivable of $2,924 and up to $15,000 earn out based on future business performance. The Physical Security operation provides video surveillance technologies and capabilities to security-aware organizations.

The sale resulted in a gain of $45,487, which was presented as part of the net income on discontinued operations in the consolidated statements of income for the year ended December 31, 2015. The carrying amount used in determining the gain on disposal of the operations included goodwill in the amount of $35,554. The amount of goodwill that was included in that carrying amount was based on the relative fair values of the disposed operations and the portion of the operation that was retained within the segment.

Following the divestiture of one of the discontinued operations, the buyer made certain claims in relation to the transaction in accordance with the procedures set in the acquisition agreement between the parties. During 2016, the parties reached a settlement agreement which resulted in a reduction of the gain on disposal of discontinued operations recorded in discontinued operations. Refer to Note 11c for further details.

Following the sale, Physical Security's and Intelligence's results of operations and statement of financial position balances are disclosed as a discontinued operation, including the resulting gain from sales. All prior periods' comparable results of operation, assets and liabilities have been retroactively included in discontinued operations.

The results of the discontinued operations including prior periods' comparable results, assets and liabilities which have been retroactively included in discontinued operations as separate line items in the statements of income and balance sheets are presented below:

	Year ended December 31,
	2017	2016	(*)2015

Revenue	$-	$-	$68,672
Cost of sales	-	-	26,956
Operating expenses	-	850	36,307

Operating income (loss)	-	(850)	5,409
Other income (expenses), net	-	1,763	(284)
Gain (loss) on disposal of the discontinued operations	-	(9,148)	147,334

Income (loss) before taxes on income	-	(8,235)	152,459
Taxes on income (tax benefit)	-	(2,086)	34,206

Net income (loss) on discontinued operations	$-	$(6,149)	$118,253

(*)          Represent the results of the discontinued operations until their disposal.

Depreciation expense totaled $0, $0 and $724 for the years 2017, 2016 and 2015, respectively.

Amortization expense totaled $0, $0 and $4,362 for the years 2017, 2016 and 2015, respectively.